Loans Held for Investment - Summary of Investment In Loans By Credit Quality Indicators by Year of Origin (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
2024	$ 84,726	$ 144,580
2023	150,954	129,824
2022	129,948	60,684
2021	56,725	51,655
2020	50,242	24,366
Prior	132,225	119,146
Revolving Lines	119,092	136,363
Total	723,912	666,618
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2024	84,484	143,663
2023	147,916	126,693
2022	125,655	60,006
2021	55,291	49,089
2020	49,121	23,779
Prior	127,062	106,790
Revolving Lines	116,102	132,953
Total	705,631	642,973
Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2024	193	27
2023	26	261
2022	1,853
2021	55	286
2020	139	208
Prior	2,331	9,489
Revolving Lines	690	1,347
Total	5,287	11,618
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2024	40	890
2023	3,012	2,773
2022	2,440	653
2021	1,358	2,280
2020	982	379
Prior	2,832	2,721
Revolving Lines	2,194	1,853
Total	12,858	11,549
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
2024	9
Revolving Lines		51
Total	9	51
Loss
Financing Receivable, Credit Quality Indicator [Line Items]
2023		97
2022		25
2021	21
Prior		146
Revolving Lines	106	159
Total	127	427
1-4 Family Residential
Financing Receivable, Credit Quality Indicator [Line Items]
2024	10,341	59,021
2023	62,729	73,774
2022	73,776	35,658
2021	34,089	23,123
2020	22,835	6,617
Prior	53,549	50,413
Revolving Lines		291
Total	257,319	248,897
1-4 Family Residential | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2024	10,341	58,213
2023	60,184	71,746
2022	71,165	35,005
2021	33,027	22,795
2020	22,695	6,493
Prior	51,255	47,727
Revolving Lines		291
Total	248,667	242,270
1-4 Family Residential | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2023		261
2022	259
Prior	63	95
Total	322	356
1-4 Family Residential | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2024		808
2023	2,545	1,767
2022	2,352	653
2021	1,062	328
2020	140	124
Prior	2,231	2,591
Total	8,330	6,271
Residential Construction
Financing Receivable, Credit Quality Indicator [Line Items]
2024	8,203	14,585
2023	17,892	1,179
2022	203
Total	26,298	15,764
Residential Construction | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2024	8,203	14,585
2023	17,892	1,179
2022	203
Total	26,298	15,764
Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2024	27,104	42,867
2023	45,840	43,365
2022	41,288	11,703
2021	11,534	19,314
2020	20,532	14,490
Prior	70,665	61,991
Revolving Lines	11,495	12,537
Total	228,458	206,267
Commercial Real Estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2024	27,104	42,867
2023	45,840	43,365
2022	40,024	11,703
2021	11,534	17,491
2020	20,532	14,490
Prior	69,726	52,597
Revolving Lines	11,495	12,537
Total	226,255	195,050
Commercial Real Estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2022	1,264
Prior	791	9,394
Total	2,055	9,394
Commercial Real Estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2021		1,823
Prior	148
Total	148	1,823
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
2024	27,745	9,334
2023	4,798	2,543
2022	8,425	5,961
2021	9,306	4,872
2020	6,071	1,057
Prior	6,633	1,438
Revolving Lines	18,270	44,414
Total	81,248	69,619
Commercial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2024	27,745	9,265
2023	4,370	2,120
2022	8,085	5,936
2021	8,934	4,457
2020	5,090	769
Prior	4,707	1,292
Revolving Lines	16,897	41,555
Total	75,828	65,394
Commercial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2022	330
2021	55	286
2020	139	208
Prior	1,477
Revolving Lines	690	1,281
Total	2,691	1,775
Commercial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2024		69
2023	428	326
2022	10
2021	296	129
2020	842	80
Prior	449
Revolving Lines	577	1,405
Total	2,602	2,009
Commercial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Revolving Lines		18
Total		18
Commercial | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
2023		97
2022		25
2021	21
Prior		146
Revolving Lines	106	155
Total	127	423
Home Equity
Financing Receivable, Credit Quality Indicator [Line Items]
2024	2,135	10,399
2023	7,994	7,406
2022	1,817	6,218
2021	82	4,119
2020	67	2,036
Prior	1,150	5,248
Revolving Lines	88,309	62,905
Total	101,554	98,331
Home Equity | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2024	2,135	10,399
2023	7,994	6,726
2022	1,765	6,218
2021	82	4,119
2020	67	1,861
Prior	1,147	5,118
Revolving Lines	86,692	62,361
Total	99,882	96,802
Home Equity | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Revolving Lines		66
Total		66
Home Equity | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2023		680
2022	52
2020		175
Prior	3	130
Revolving Lines	1,617	441
Total	1,672	1,426
Home Equity | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Revolving Lines		33
Total		33
Home Equity | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Revolving Lines		4
Total		4
Other Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
2024	9,198	8,374
2023	11,701	1,557
2022	4,439	1,144
2021	1,714	227
2020	737	166
Prior	228	56
Revolving Lines	1,018	16,216
Total	29,035	27,740
Other Consumer | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
2024	8,956	8,334
2023	11,636	1,557
2022	4,413	1,144
2021	1,714	227
2020	737	166
Prior	227	56
Revolving Lines	1,018	16,209
Total	28,701	27,693
Other Consumer | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
2024	193	27
2023	26
Total	219	27
Other Consumer | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
2024	40	13
2023	39
2022	26
Prior	1
Revolving Lines		7
Total	106	$ 20
Other Consumer | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
2024	9
Total	$ 9